     VALOR INVESTMENT
     FUND, INC.
     Financial Statements for the
     Six Months Ended January 31, 2002, and
     Independent Accountants' Review Report

INDEPENDENT ACCOUNTANTS' REPORT


To the Board of Directors and Shareholders
Valor Investment Fund, Inc.

We have reviewed the accompanying statement of assets and liabilities and schedule of investments in securities of Valor Investment Fund, Inc. (the "Company") as of January 31, 2002, and the related statements of operations, shareholders' investment and changes in net assets for the six months then ended. These financial statements are the responsibility of the Company's management.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and of making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with auditing standards generally accepted in the United States of America, the statement of changes in net assets for the year ended July 31, 2001, and the related statements of operations and shareholders' investment in securities for the year then ended; and in our report dated September 21, 2001, we expressed an unqualified opinion on those financial statements.





March 18, 2002

VALOR INVESTMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2002
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities - at market value (cost of $13,181,029)           13,756,067
  Interest receivable                                                            186,460
  Prepaid expenses                                                                   806
                                                                              ----------

           Total assets                                                       13,943,333

LIABILITIES - Accrued expenses                                                    13,000
                                                                              ----------

NET ASSETS (equivalent to $15.77 per share based on 883,525 shares of
  common stock outstanding at January 31, 2002)                              $13,930,333
                                                                             ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2002
--------------------------------------------------------------------------------



                                                                            PRINCIPAL        AMORTIZED
                                                                             AMOUNT            COST           MARKET

MONEY MARKET FUNDS -
  Dreyfus Tax Exempt Money Market Fund                                       $ 118,774       $ 118,774       $ 118,774

SHORT-TERM MUNICIPAL BONDS:
  Hillman Mich Cmnty Schools, 6.625%, May 1, 2002                              100,000         100,550         101,268
  Monroe County General Obl., 5,250%, November 1, 2002                          40,000          39,506          40,762
  Utica Mich Cmnty Schools, 4.25%, May 1, 2002                                 100,000         100,068         100,681
                                                                              --------        --------         -------
          Total Short-Term Municipal Bonds                                     240,000         240,124         242,711

LONG-TERM MUNICIPAL BONDS:
  Alaska State Hsg Fin Corp, 6.375%, December 1, 2012                          275,000         273,338         290,579
  Avondale School District, 5.800%, May 1, 2015                                140,000         140,000         154,676
  Bay County General Obl., 6.500%, May 1, 2004                                 500,000         500,000         510,930
  Berkley City Sch Dist. MI FGIC, 5.625%, January 1, 2015                      270,000         266,228         292,672
  Big Rapids MI Public School Dist., 5.00%, May 1, 2019                        150,000         149,990         148,961
  Brandon School District, 5.600%, May 1, 2010                                 100,000          99,328         110,125
  Brevard County Solid Waste Disposal, 5.700%, April 1, 2009                   100,000         100,000         103,440
  Caledonia Cmnty Schools MI, 6.625%, May 1, 2014                              150,000         150,000         154,983
  Cass Cnty MI Sew Disp Sys - ONTWA Twp.,5.5%, May 1, 2018                     100,000          98,538         103,128
  Cedar Springs Public School District, 5.875%, May 1, 2014                    250,000         249,621         272,305
  Central Michigan University Rev., 5.500%, October 1, 2010                    200,000         200,000         208,946
  Central Michigan University Rev., 6.000%, October 1, 2013                    100,000         100,689         104,449
  Cheboygan General Obligation, 5.400%, November 1, 2015                       100,000          99,156         105,154
  Chicago Emer. Telephone Sys., 5.800%, January 1, 2013                        100,000         100,000         105,786
  Chicago O'Hare Arpt. Intl Rev., 6.75%, January 1, 2018                       135,000         143,644         138,090
  Chicago, Illinois Tax Increment, 0%, November 15, 2010                       100,000         100,000          99,781
  Clawson City School Dist., 4.900%, May 1, 2013                               200,000         199,222         203,562
  Clintondale Cmnty Schools, 6.500%, May 1, 2010                               100,000          99,752         107,230
  Cook County General Obl., 5.400%, November 15, 2008                          200,000         200,000         215,286
  Coopersville Area Mich Pub Schools, 5.00%, May 1, 2024                       100,000          98,374          97,631
  Desoto Independent School Dist., 4.90%, August 15, 2014                       75,000          75,000          75,004
  Detroit Mich Sew Disp Rev. Senior Lien, 5.00%, July 1, 2022                  100,000          97,997          97,991
  East Grand Rapids, Mich Public Schools, 5.75%, May 1, 2018                   150,000         154,549         166,469
  Essexville Hampton Public Schools, 5.500%, May 1, 2017                       150,000         147,636         163,589
  Eugene Trojan Nuclear Proj Rev OR, 5.900%, September 1, 2009                 120,000         120,427         121,380
  Ferndale School District, 5.375%, May 1, 2016                                100,000          98,495         108,432
  Flat Rock Cmnty School District, 5.25%, May 1, 2010                          125,000         123,964         132,145
  Florida State Board of Education, 6.000%, May 1, 2005                        500,000         500,000         518,255
  Florida State Board of Education, 5.200%, June 1, 2016                        25,000          23,462          25,205
  Florida State Board of Education, 5.200%, June 1, 2023                       350,000         353,459         350,249
  Grand Haven Area Pub. Schools, 6.050%, May 1, 2014                           165,000         163,875         176,676
                                                                              --------        --------        --------

           Total forward                                                     5,230,000       5,226,744       5,463,109

                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2002
--------------------------------------------------------------------------------


                                                                              PRINCIPAL        AMORTIZED
                                                                               AMOUNT             COST            MARKET

           Total forward                                                    $ 5,230,000      $ 5,226,744       $ 5,463,109

  Grand Ledge Public Schools, 6.400%, May 1, 2008                                50,000           52,380            55,293
  Greenville Public Schools, 5.000%, May 1, 2014                                300,000          299,250           305,292
  Grosse Isle General Obligation, 5.200%,   May 1, 2008                          25,000           24,792            25,520
  Hudsonville Public Schools, 6.000%, May 1, 2009                               100,000          100,000           109,668
  Huron Valley School District MI FGIC, 5.875%,
    May 1, 2016                                                                 100,000           99,367           110,839
  Huron Valley School District MI, 5.0%, May 1, 2022                            125,000          122,815           122,959
  Illinois State Sales Tax Revenue, 5.400%, June 15, 2013                       150,000          147,192           154,526
  Kalamazoo Water Revenue MI FSA, 5.625%,
    September 1, 2011                                                           100,000           98,923           106,358
  Kentwood Public Schools, 6.400%, May 1, 2015                                  500,000          500,000           516,075
  L'Anse Creuse Public Schools, 5.500%, May 1, 2014                             180,000          179,611           186,921
  Lincoln Consolidated School District, 5.800%,
    May 1, 2114                                                                 115,000          115,000           124,966
  Lowell Mich Area Schools, 5.400%, May 1, 2017                                  50,000           50,000            52,027
  Lyon Twp., 5.40%, May 1, 2019                                                 100,000           99,467           102,628
  Marysville Public School District, 5.750%, May 1, 2014                        150,000          149,078           162,333
  Michigan Higher Ed Stu Ln Rev., 6.000%,
    September 1, 2008                                                           170,000          170,557           174,687
  Michigan Municipal Bond Auth. Rev., 5.400%,
    October 1, 2014                                                             100,000           97,332           102,664
  Michigan Municipal Bond Auth. Rev., 5.400%,
    November 1, 2016                                                            100,000           99,497           104,311
  Michigan Public Power Agency Revenue, 5.500%,
    January 1, 2113                                                             100,000           99,659           102,563
  Michigan State Bldg. Auth. Rev., 5.30%, October 1, 2016                       100,000           99,097           101,575
  Michigan State Hospital Finance Authority, 5.375%,
   October 15, 2013                                                              95,000           95,463            95,546
  Michigan State Hospital Finance Authority, 5.25%,
    November 1, 2015                                                            180,000          185,155           184,991
  Michigan State Housing Development Authority Revenue,
    5.600%, December 1, 2009                                                    155,000          155,000           157,821
  Millington Community School Dist., 5.700%, May 1, 2005                        100,000          100,000           102,026
  Mount Pleasant Water Revenue, 6.000%, February 1, 2015                        340,000          337,410           370,338
  New Orleans LA Sewer Svc Rev., 5.20%, June 1, 2021                            100,000           99,995           100,897
  New York, NY Series H, 5.000%, March 15, 2018                                 120,000          119,572           119,993
  Novi Community School District, 6.1250%, May 1, 2013                          250,000          250,233           268,210
  Oakland County General Obl., 6.200%, May 1, 2003                              500,000          498,016           510,745
  Oakland County General Obl., 6.000%, November 1, 2011                         115,000          114,381           119,808
                                                                              ---------        ---------        ----------

           Total forward                                                      9,800,000        9,785,986        10,214,689


                                                                     (Continued)

VALOR INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS IN SECURITIES (UNAUDITED)
JANUARY 31, 2002
--------------------------------------------------------------------------------


                                                                         PRINCIPAL         AMORTIZED
                                                                           AMOUNT            COST             MARKET

           Total forward                                                $ 9,800,000       $ 9,785,986     $ 10,214,689

  Oakland County General Obl., 6.000%,
    November 1, 2013                                                        145,000           143,171          151,222
  Oakland County MI Bldg. Auth., 5.125%,
    September 1, 2020                                                       200,000           197,256          200,668
  Orange County Sales Tax Rev., 5.250%,
    January 1, 2016                                                         150,000           148,559          151,607
  Orlando Util Cmnty Water & Elec., 6.300%, April 1, 2003                   250,000           250,286          263,133
  Petoskey Public School Dist., 4.750%, May 1, 2016                         125,000           124,812          123,084
  Rochester Cmnty Sch. Dist., 5.625%, May 1, 2009                            35,000            34,789           38,362
  St. Lucie County School Board, 5.375%, July 1, 2013                       150,000           150,000          156,666
  San Antonio General Obligation, 5.750%, August 1, 2013                    110,000           110,175          111,937
  Santa Monica, Mal Univ Sch Dist., 5.400%, August 1, 2009                   50,000            50,000           53,688
  South Range (TX) Schools, 6.15%, December 1, 2018                         100,000           104,648          107,445
  Tecumseh Mich Public Schools, 5.50%, May 1, 2019                          250,000           250,000          259,373
  University of Michigan, Revenue, 5.800%, April 1, 2010                    230,000           230,000          244,656
  Warren Consolidated Sch Dist. MI MBIA, 5.50%,
    May 1, 2014                                                             200,000           195,585          207,816
  Washoe County General Obl., 6.200%, April 1, 2010                         185,000           184,393          192,485
  Wayne County Mich Community College, 5.35%,
    July 1, 2015                                                            150,000           148,703          156,950
  Western MI Univ Rev. Gen Ser A, 5%, July 15, 2021                         100,000            89,063           98,651
  Willow Run Mich Cmnty Schools, 5.000%, May 1, 2020                        150,000           149,705          148,397
  Yale Public Schools District, MI, 5.000%, May 1, 2005                     125,000           125,000          129,763
  Zeeland Public Schools, MI, 6.000%, May 1, 2010                           100,000           100,000          109,714
  Zeeland Public Schools, MI, 6.000%, May 1, 2014                           250,000           250,000          274,276
                                                                       ------------      ------------     ------------

           Total long-term municipal bonds                               12,855,000        12,822,131       13,394,582
                                                                       ------------      ------------     ------------

TOTAL INVESTMENTS                                                      $ 13,213,774      $ 13,181,029     $ 13,756,067
                                                                       ============      ============     ============

                                                                                                           (Concluded)

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest income                                                    $ 385,177
  Other income                                                          12,205
  Gain on disposition                                                    9,540
                                                                     ---------

          Total investment income                                      406,922

EXPENSES:
  Professional fees                                                     28,686
  Custodian fees                                                         6,395
  Other                                                                  1,504
                                                                     ---------

           Total expenses                                               36,585
                                                                     ---------

NET INVESTMENT INCOME (equivalent to $0.42 per share based on
    883,525 shares of common stock outstanding at January 31, 2002)    370,337

UNREALIZED APPRECIATION OF INVESTMENTS:
  Beginning of period                                                  609,861
  End of period                                                        575,038
                                                                     ---------

DECREASE IN NET UNREALIZED APPRECIATION OF INVESTMENTS                 (34,823)
                                                                     ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 335,514
                                                                     =========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENT OF SHAREHOLDERS' INVESTMENT (UNAUDITED)
SIX MONTHS ENDED JANUARY 31, 2002
--------------------------------------------------------------------------------



                                                         COMMON STOCK
                                                  --------------------------
                                                   SHARES                         PAID-IN          RETAINED
                                                   (NOTE 4)      PAR VALUE        SURPLUS          EARNINGS

BALANCE AT AUGUST 1, 2001                           883,525       $ 883,525      $ 180,944       $ 11,967,524

  Net increase (decrease) in net assets
    resulting from operations

  Dividends to shareholders
    ($0.41 per share)
                                                    -------       ---------      ---------       ------------


BALANCE AT JANUARY 31, 2002                         883,525       $ 883,525      $ 180,944       $ 11,967,524
                                                    =======       =========      =========       ============





                                                                          NET
                                                  UNDISTRIBUTED        UNREALIZED
                                                       NET            APPRECIATION
                                                    INVESTMENT             OF
                                                      INCOME          INVESTMENTS          TOTAL

BALANCE AT AUGUST 1, 2001                           $ 315,999          $ 609,861       $ 13,957,853

  Net increase (decrease) in net assets
    resulting from operations                         370,337            (34,823)           335,514

  Dividends to shareholders
    ($0.41 per share)                                (363,034)                             (363,034)
                                                   ----------          ---------       ------------

BALANCE AT JANUARY 31, 2002                        $  323,302          $ 575,038       $ 13,930,333
                                                   ==========          =========       ============

See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JANUARY 31, 2002 AND
YEAR ENDED JULY 31, 2001
--------------------------------------------------------------------------------


                                                                       (UNAUDITED)
                                                                       SIX MONTHS
                                                                          ENDED        YEAR ENDED
                                                                       JANUARY 31,      JULY 31,
                                                                          2002            2001
OPERATIONS:
  Net investment income                                                $   370,337    $   711,782
  (Decrease) increase in unrealized appreciation                           (34,823)       290,735
                                                                       -----------    -----------

           Net increase in net assets resulting from operations            335,514      1,002,517

DIVIDENDS TO SHAREHOLDERS FROM INVESTMENT
   INCOME                                                                  363,034        724,756
                                                                       -----------    -----------

(DECREASE) INCREASE IN NET ASSETS                                          (27,520)       277,761

NET ASSETS:
  Beginning of period                                                   13,957,853     13,680,092
                                                                       -----------    -----------

  End of period                                                        $13,930,333    $13,957,853
                                                                       ===========    ===========


See notes to financial statements and Independent Accountants' Review Report.

VALOR INVESTMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JANUARY 31, 2002
--------------------------------------------------------------------------------


1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Valor Investment Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      INVESTMENT SECURITIES - Investments are reported at market value determined principally by obtaining quotations from nationally recognized valuation services or market value estimates from registered brokers/dealers.

      SECURITIES TRANSACTIONS are recorded on a trade-date basis. Cost of securities sold is determined using the identified cost.

      INTEREST INCOME, adjusted for amortization of premium or accretion of discounts on investments in municipal bonds, is recorded on the accrual basis.

      INCOME TAXES - It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and realized capital gains sufficient to relieve it from all or substantially all federal income taxes. No provision for federal income taxes is required for the six months ended January 31, 2002.

      MANAGEMENT AND SERVICE FEES - No management fees have been paid or accrued to outside organizations. A total of $1,000 in fees have been paid to directors. The only service fees paid or accrued were legal, accounting, custodian, and recordkeeping fees to unaffiliated persons.

      USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

2.    SECURITIES TRANSACTIONS

      The following summarizes the changes in investments, at amortized cost, for the six months ended January 31, 2002:

      Balance, August 1, 2001                                       $ 13,162,701

        Plus:
          Purchases                                                   2,244,013
          Discount accretion net of premium amortization                  2,200
        Less -
          Redeemed securities                                        (2,227,885)
                                                                    -----------

      Balance, January 31, 2002                                     $13,181,029
                                                                    ===========


      Approximately $1,021,233 in purchases and $1,061,100 in sales were bond transactions. The remaining transactions were related to the money market fund.

3.    TRANSACTIONS WITH AFFILIATES

      The Company had no transactions with affiliated persons in the six months ended January 31, 2002, except as described in Note 1.

4.    COMMON STOCK

      There are 2,000,000 authorized shares of common stock, of which 883,525 shares were outstanding at January 31, 2002.

5.    UNREALIZED DEPRECIATION AND APPRECIATION

      The cost of securities for federal income tax purposes differs from the cost for financial statement purposes because the cost for tax purposes is adjusted by the amount of discount amortization only if the discount is original issue discount.

      The aggregate cost of securities for federal income tax purposes was $13,099,732 at January 31, 2002. The gross unrealized appreciation and depreciation computed as the difference between market value and cost for tax purposes is as follows:

        Aggregate gross unrealized depreciation                 $   (13,675)
        Aggregate gross unrealized appreciation                     690,864
                                                                -----------
        Net unrealized appreciation                             $   677,189
                                                                ===========

6.    PER SHARE DATA

      The following are selected per share data based on the weighted average shares outstanding during the six months ended January 31, 2002:

                                                        (UNAUDITED)
                                                        SIX MONTHS         YEAR
                                                           ENDED          ENDED
                                                        JANUARY 31,      JULY 31,
                                                           2002            2001
Investment income                                       $      0.46    $      0.88
Expenses                                                       0.04           0.07
                                                        -----------    -----------

Net investment income                                          0.42           0.81
Dividends from net investment income                          (0.41)         (0.82)
(Decrease) increase in unrealized appreciation                (0.04)          0.33
                                                        -----------    -----------

(Decrease) increase in net asset value                        (0.03)          0.32
Net asset value - beginning                                   15.80          15.48
                                                        -----------    -----------

Net asset value - ending                                $     15.77    $     15.80
                                                        ===========    ===========

Weighted average shares outstanding during
  six months and year presented                             883,525        883,525
                                                        ===========    ===========


7.    INTEREST INCOME

      The following details, by state, interest income earned by the Company during the six months ended January 31, 2002:


         Alaska                                                        $     8,842
         California                                                          1,350
         Florida                                                            40,251
         Illinois                                                           27,157
         Louisiana                                                             419
         Michigan *                                                        286,490
         Nevada                                                              5,735
         New York                                                            3,013
         Ohio                                                                2,937
         Oregon                                                              3,561
         Texas                                                               5,422
                                                                       -----------

         Total                                                         $   385,177
                                                                       ===========


         * Included in the Michigan total is $1,383 interest earned on a tax-exempt money market fund for the six months ended January 31, 2002.

                                     ******